Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 5, 2011
Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001053425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 5, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 5, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

HARTFORD GLOBAL HEALTH HLS FUND (Prospectus Summary): | HARTFORD GLOBAL HEALTH HLS FUND
HARTFORD HEALTHCARE HLS FUND

SUPPLEMENT

DATED AUGUST 5, 2011 TO

HARTFORD HEALTHCARE HLS FUND (FORMERLY HARTFORD GLOBAL
HEALTH HLS FUND) PROSPECTUS

AND SUMMARY PROSPECTUS, EACH DATED MAY 1, 2011,

AS LAST SUPPLEMENTED MAY 6, 2011 (SUMMARY PROSPECTUS)

AND JUNE 1, 2011 (PROSPECTUS)

Effective August 5, 2011, “Non-Diversification Risk” is deleted from the Main Risks section of the above-referenced Prospectus and Summary Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011
HARTFORD GLOBAL HEALTH HLS FUND (Prospectus Summary): | HARTFORD GLOBAL HEALTH HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HARTFORD HEALTHCARE HLS FUND
Supplement Text	ck0001053425_SupplementTextBlock

SUPPLEMENT

DATED AUGUST 5, 2011 TO

HARTFORD HEALTHCARE HLS FUND (FORMERLY HARTFORD GLOBAL
HEALTH HLS FUND) PROSPECTUS

AND SUMMARY PROSPECTUS, EACH DATED MAY 1, 2011,

AS LAST SUPPLEMENTED MAY 6, 2011 (SUMMARY PROSPECTUS)

AND JUNE 1, 2011 (PROSPECTUS)

Effective August 5, 2011, “Non-Diversification Risk” is deleted from the Main Risks section of the above-referenced Prospectus and Summary Prospectus.

HARTFORD GLOBAL HEALTH HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAHX
HARTFORD GLOBAL HEALTH HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBGHX